Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cumulative additions related to capital lease obligations	$ 0.6	$ 0.6
Accumulated amortization	107.6	79.9
Depreciation expense recognized	31.7	28.4	27.9
Liabilities for AROs	1.2	1.2
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Accumulated amortization	$ 0.4	$ 0.3